FINANCIAL RISK MANAGEMENT - Schedule of classification of financial instruments at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial liabilities, current
Financial Risk Management [Line Items]
Financial liabilities, at fair value	$ 0	$ 0
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Financial Risk Management [Line Items]
Financial assets, at fair value	140,343
Assets		77,313
Short-term mutual funds
Financial Risk Management [Line Items]
Financial assets, at fair value	140,343
Assets		77,313
Other financial assets, current
Financial Risk Management [Line Items]
Financial assets, at fair value	16,699
Assets		15,565
Fair value interest rate derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	0
Assets		4,676
Fair value of fuel derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	14,009
Assets		7,747
Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Financial assets, at fair value	2,690
Assets		3,142
Level I | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level I | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	140,343	77,313
Level I | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	140,343	77,313
Level I | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level I | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level II | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level II | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level II | Other financial assets, current
Financial Risk Management [Line Items]
Assets	16,699	15,565
Level II | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	4,676
Level II | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	14,009	7,747
Level II | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	2,690	3,142
Level III | Other financial liabilities, current
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Liabilities	0	0
Level III | Cash and cash equivalents
Financial Risk Management [Line Items]
Assets	0	0
Level III | Short-term mutual funds
Financial Risk Management [Line Items]
Assets	0	0
Level III | Other financial assets, current
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value interest rate derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of fuel derivatives
Financial Risk Management [Line Items]
Assets	0	0
Level III | Fair value of foreign currency derivatives
Financial Risk Management [Line Items]
Assets	$ 0	$ 0